Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 17, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment based on Total Shareholder Return
Fiscal Year(1)	Summary Compensation Table Total for PEO - David Risher ($)(2)	Summary Compensation Table Total for PEO - Logan Green ($)(2)	Compensation Actually Paid to PEO - David Risher ($)(3)	Compensation Actually Paid to PEO - Logan Green ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Lyft Inc.(4)	S&P 500 IT Index(4)	Lyft GAAP Net Income (Loss) ($000s)(5)	Company Selected Measure: Stock Price(6)
2024	1,321,239	—	(41,057,391)	—	6,915,578	2,930,776	$29.99	$299.72	22,784	$12.90
2023	78,238,027	814,400	135,370,642	1,293,268	5,567,041	7,383,033	$34.84	$210.85	(340,320)	$14.99
2022	—	13,316,696	—	(175,368)	9,899,672	435,982	$25.62	$134.82	(1,584,511)	$11.02
2021	—	13,909,482	—	10,301,180	9,911,885	6,656,512	$99.33	$189.64	(1,062,144)	$42.73
2020	—	1,018,107	—	271,707	5,785,118	7,594,625	$114.20	$142.21	(1,752,857)	$49.13

Company Selected Measure Name			Stock price
Named Executive Officers, Footnote	Mr. Green was a principal executive officer, or PEO for the period of fiscal 2020-2023. Mr. Green transitioned from such role effective April 17, 2023. Mr. Risher became PEO effective as of the same date, in fiscal 2023 and was our PEO for fiscal 2024; non-PEO named executive officers, or Non-PEO NEOs included in the above table reflect the following:

Fiscal Year	Non-PEO NEOs
2024	Erin Brewer	Lindsay Llewellyn	Kristin Sverchek	–	–	–
2023	Kristin Sverchek	Erin Brewer	John Zimmer	Elaine Paul	Lisa Blackwood-Kapral	Ashwin Raj
2022	John Zimmer	Elaine Paul	Ashwin Raj	Kristin Sverchek	–	–
2021	John Zimmer	Kristin Sverchek	Ashwin Raj	Brian Roberts	–	–
2020	John Zimmer	Brian Roberts	Kristin Sverchek	Eisar Lipkovitz	Ran Makavy	–

Peer Group Issuers, Footnote			Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the last trading day prior to the first day of the earliest listed fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year. The peer group used is the S&P 500 Information Technology (IT) index, as used in our performance graph in our Annual Report on Form 10-K for the year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) does not mean that these amounts were actually paid in the listed fiscal year, but is a dollar amount derived from the starting point of total compensation reported in the Summary Compensation Table under the methodology prescribed under the SEC's rules (Item 402(v) of Regulation S-K) as shown in the adjustment tables below. The assumptions used for determining fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Fiscal 2023 - 2024 CAP to PEO (Mr. Risher), fiscal 2020 - 2023 CAP to PEO (Mr. Green) and the average CAP to non-PEO NEOs reflect the following adjustments from total compensation reported in the Summary Compensation Table:

Year		Total Reported in Summary Compensation Table (SCT) for PEO ($)	Less, Value of Stock Awards reported in SCT for PEO ($)	Plus, Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding for PEO ($)	Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End for PEO ($)	Plus, Fair Value as of Vesting Date of Awards Granted in Fiscal Year and that Vested in Fiscal Year for PEO ($)	Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Fiscal Year for PEO ($)	Total Adjustments for PEO ($)	Compensation on Actually Paid for Fiscal Year to PEO ($)
2024	David Risher	1,321,239	—	—	(42,378,630)	—	—	(42,378,630)	(41,057,391)
2023	David Risher	78,238,027	73,322,375	130,467,400	—	—	(12,410)	57,132,615	135,370,642
	Logan Green	814,400	260,005	184,722	556,120	132,585	(134,554)	478,868	1,293,268
2022	Logan Green	13,316,696	12,842,695	2,695,761	(3,341,310)	1,269,644	(1,273,464)	(13,492,064)	(175,368)
2021	Logan Green	13,909,482	13,400,182	6,824,229	—	2,237,578	730,073	(3,608,302)	10,301,180
2020	Logan Green	1,018,107	—	—	1,425,158	—	(2,171,558)	(746,400)	271,707

Year	Total Reported in Summary Compensation Table (SCT) for Non-PEO NEO ($)	Less, Value of Stock Awards reported in SCT for Non-PEO NEOs ($)	Plus, Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding for Non-PEO NEOs ($)	Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End for Non-PEO NEOs ($)	Plus, Fair Value as of Vesting Date of Awards Granted in Fiscal Year and that Vested in Fiscal Year for Non-PEO NEOs ($)	Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Fiscal Year for Non-PEO NEOs ($)	Total Adjustments for Non-PEO NEOs ($)	Compensation on Actually Paid for Fiscal Year to Non-PEO NEOs ($)
2024	6,915,578	5,629,122	2,312,455	(1,042,035)	556,087	(182,187)	(3,984,802)	2,930,776
2023	5,567,041	4,741,893	6,078,115	170,914	368,089	(59,233)	1,815,992	7,383,033
2022	9,899,672	8,817,427	2,038,263	(2,191,612)	696,477	(1,189,391)	(9,463,690)	435,982
2021	9,911,885	9,187,225	4,308,474	(280,214)	1,598,029	305,563	(3,255,373)	6,656,512
2020	5,785,118	4,957,827	6,734,865	814,186	451,684	(1,233,401)	1,809,507	7,594,625

Non-PEO NEO Average Total Compensation Amount			$ 6,915,578	$ 5,567,041	$ 9,899,672	$ 9,911,885	$ 5,785,118
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,930,776	7,383,033	435,982	6,656,512	7,594,625
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (“CAP”) does not mean that these amounts were actually paid in the listed fiscal year, but is a dollar amount derived from the starting point of total compensation reported in the Summary Compensation Table under the methodology prescribed under the SEC's rules (Item 402(v) of Regulation S-K) as shown in the adjustment tables below. The assumptions used for determining fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Fiscal 2023 - 2024 CAP to PEO (Mr. Risher), fiscal 2020 - 2023 CAP to PEO (Mr. Green) and the average CAP to non-PEO NEOs reflect the following adjustments from total compensation reported in the Summary Compensation Table:

Year		Total Reported in Summary Compensation Table (SCT) for PEO ($)	Less, Value of Stock Awards reported in SCT for PEO ($)	Plus, Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding for PEO ($)	Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End for PEO ($)	Plus, Fair Value as of Vesting Date of Awards Granted in Fiscal Year and that Vested in Fiscal Year for PEO ($)	Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Fiscal Year for PEO ($)	Total Adjustments for PEO ($)	Compensation on Actually Paid for Fiscal Year to PEO ($)
2024	David Risher	1,321,239	—	—	(42,378,630)	—	—	(42,378,630)	(41,057,391)
2023	David Risher	78,238,027	73,322,375	130,467,400	—	—	(12,410)	57,132,615	135,370,642
	Logan Green	814,400	260,005	184,722	556,120	132,585	(134,554)	478,868	1,293,268
2022	Logan Green	13,316,696	12,842,695	2,695,761	(3,341,310)	1,269,644	(1,273,464)	(13,492,064)	(175,368)
2021	Logan Green	13,909,482	13,400,182	6,824,229	—	2,237,578	730,073	(3,608,302)	10,301,180
2020	Logan Green	1,018,107	—	—	1,425,158	—	(2,171,558)	(746,400)	271,707

Year	Total Reported in Summary Compensation Table (SCT) for Non-PEO NEO ($)	Less, Value of Stock Awards reported in SCT for Non-PEO NEOs ($)	Plus, Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding for Non-PEO NEOs ($)	Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested at Fiscal Year-End for Non-PEO NEOs ($)	Plus, Fair Value as of Vesting Date of Awards Granted in Fiscal Year and that Vested in Fiscal Year for Non-PEO NEOs ($)	Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Fiscal Year for Non-PEO NEOs ($)	Total Adjustments for Non-PEO NEOs ($)	Compensation on Actually Paid for Fiscal Year to Non-PEO NEOs ($)
2024	6,915,578	5,629,122	2,312,455	(1,042,035)	556,087	(182,187)	(3,984,802)	2,930,776
2023	5,567,041	4,741,893	6,078,115	170,914	368,089	(59,233)	1,815,992	7,383,033
2022	9,899,672	8,817,427	2,038,263	(2,191,612)	696,477	(1,189,391)	(9,463,690)	435,982
2021	9,911,885	9,187,225	4,308,474	(280,214)	1,598,029	305,563	(3,255,373)	6,656,512
2020	5,785,118	4,957,827	6,734,865	814,186	451,684	(1,233,401)	1,809,507	7,594,625

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between CAP to each of our PEOs and average CAP to our non-PEO NEOs versus TSR for both the Company and the S&P 500 IT Index on a cumulative basis assuming investment of $100 on the last trading day prior to the first day of the fiscal year reported below. The PEO and other NEOs’ CAP amounts generally are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price. In 2020, CAP for Mr. Green is anomalous as he did not receive an equity grant in that year. In 2023 and 2024, CAP for Mr. Risher is anomalous as Mr. Risher received a PSU award upon his appointment to CEO, which was intended to be Mr. Risher’s sole equity for the initial four years of his employment. Therefore, Mr. Risher did not receive an annual equity award in 2024.

Compensation Actually Paid vs. Net Income			The following graph illustrates the relationship between CAP to each of our PEOs and average CAP to our non-PEO NEOs versus the Company’s Net Income (Loss).
Compensation Actually Paid vs. Company Selected Measure
The following graph illustrates the relationship between CAP to each of our PEOs and average CAP to our non-PEO NEOs versus the year-end value of the Company’s stock, which is shown as the closing price as of the last trading day for the applicable year.

Total Shareholder Return Vs Peer Group
The following graph illustrates the relationship between CAP to each of our PEOs and average CAP to our non-PEO NEOs versus TSR for both the Company and the S&P 500 IT Index on a cumulative basis assuming investment of $100 on the last trading day prior to the first day of the fiscal year reported below. The PEO and other NEOs’ CAP amounts generally are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price. In 2020, CAP for Mr. Green is anomalous as he did not receive an equity grant in that year. In 2023 and 2024, CAP for Mr. Risher is anomalous as Mr. Risher received a PSU award upon his appointment to CEO, which was intended to be Mr. Risher’s sole equity for the initial four years of his employment. Therefore, Mr. Risher did not receive an annual equity award in 2024.

Tabular List, Table
Tabular List of Performance Measures
The following table lists the most important financial performance measures used by the Company to link CAP of our NEOs to the performance of the Company for fiscal 2024.

Most Important Financial Performance Measures for Fiscal 2024
Stock Price
Gross Bookings *
Adjusted EBITDA *

Total Shareholder Return Amount			$ 29.99	34.84	25.62	99.33	114.20
Peer Group Total Shareholder Return Amount			299.72	210.85	134.82	189.64	142.21
Net Income (Loss)			$ 22,784,000	$ (340,320,000)	$ (1,584,511,000)	$ (1,062,144,000)	$ (1,752,857,000)
Company Selected Measure Amount			12.90	14.99	11.02	42.73	49.13
Additional 402(v) Disclosure			These figures represent the total compensation paid to our PEO and the average of the total compensation paid to our Non-PEO NEOs in each listed fiscal year, respectively, as shown in our Summary Compensation Table for such listed fiscal year.The dollar amounts reported are the Company's GAAP Net Income (Loss) reflected in the Company’s audited financial statements.Stock price is the most important financial performance measure used by the Company to link CAP to our NEOs in fiscal 2024 to performance of the Company. The prices in the table are the closing price of the Company’s Class A common stock as reported on the last trading day of the fiscal year. See “Compensation Discussion and Analysis” for discussion of the stock price goals applicable to the PSUs granted to our NEOs in 2024.Financial performance measure applied solely to Mr. Risher’s performance-based bonus for fiscal 2024.
Measure:: 1
Pay vs Performance Disclosure
Name			Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name			Gross Bookings *
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA *
David Risher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,321,239	$ 78,238,027
PEO Actually Paid Compensation Amount			(41,057,391)	135,370,642
Adjustment to Compensation, Amount			(42,378,630)	57,132,615
PEO Name	Mr. Risher
David Risher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	73,322,375
David Risher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	130,467,400
David Risher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(42,378,630)	0
David Risher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
David Risher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(12,410)
Logan Green [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				814,400	$ 13,316,696	$ 13,909,482	$ 1,018,107
PEO Actually Paid Compensation Amount				1,293,268	(175,368)	10,301,180	271,707
Adjustment to Compensation, Amount				$ 478,868	$ (13,492,064)	$ (3,608,302)	(746,400)
PEO Name		Mr. Green		Mr. Green	Mr. Green	Mr. Green
Logan Green [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 260,005	$ 12,842,695	$ 13,400,182	0
Logan Green [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				184,722	2,695,761	6,824,229	0
Logan Green [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				556,120	(3,341,310)	0	1,425,158
Logan Green [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				132,585	1,269,644	2,237,578	0
Logan Green [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(134,554)	(1,273,464)	730,073	(2,171,558)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,984,802)	1,815,992	(9,463,690)	(3,255,373)	1,809,507
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,629,122	4,741,893	8,817,427	9,187,225	4,957,827
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,312,455	6,078,115	2,038,263	4,308,474	6,734,865
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,042,035)	170,914	(2,191,612)	(280,214)	814,186
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			556,087	368,089	696,477	1,598,029	451,684
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (182,187)	$ (59,233)	$ (1,189,391)	$ 305,563	$ (1,233,401)